Fees Summary	Mar. 21, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 215,921,465.36
Previously Paid Amount	0.00
Total Fee Amount	29,818.75
Total Offset Amount	0.00
Net Fee	$ 29,818.75